UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2021

Item #1. Reports to Stockholders.

INDEX	Applied Finance Valuation Large Cap ETF

SEMI-ANNUAL
REPORT

For the Period Ended June 30, 2021* (unaudited)

Applied Finance Valuation Large Cap ETF

* Commencement of Operations April 29, 2021

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-833-356-0909. Distributed by Foreside Fund Services, LLC., Portland, ME.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-356-0909. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2021 and are subject to change at any time.

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Portfolio Compositionas of June 30, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Software & Services	17.59%
Healthcare	17.20%
Information Technology	16.68%
Communication Services	15.40%
Consumer Staples	9.03%
Industrials	8.23%
Consumer Discretionary	6.89%
Financials	3.61%
Materials	1.62%
Energy	1.53%
Real Estate	1.34%
Utilities	0.61%
99.73%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of InvestmentsJune 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
99.73%	COMMON STOCKS

15.40%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	96	$9,162
	Alphabet, Inc.*	108	263,713
	AT&T, Inc.	1,488	42,825
	Charter Communications, Inc.*	30	21,644
	Comcast Corp.	558	31,817
	Discovery, Inc.*	114	3,498
	Electronic Arts, Inc.	54	7,767
	Facebook, Inc.*	468	162,728
	The Interpublic Group of Cos, Inc.	54	1,754
	Lumen Technologies, Inc.	138	1,875
	Omnicom Group, Inc.	42	3,360
	Take-Two Interactive Software	18	3,186
	Verizon Communications, Inc.	606	33,954
	ViacomCBS, Inc.	84	3,797
			591,080

6.89%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	12	2,462
	AutoZone, Inc.*	6	8,953
	Best Buy Co., Inc.	48	5,519
	BorgWarner, Inc.	30	1,456
	Caesars Entertainment, Inc.*	30	3,112
	CarMax, Inc.*	18	2,325
	Dollar General Corp.	48	10,387
	Dollar Tree, Inc.*	42	4,179
	Domino’s Pizza, Inc.	6	2,799
	DR Horton, Inc.	42	3,796
	eBay, Inc.	138	9,689
	Garmin Ltd.	30	4,339
	Genuine Parts Co.	24	3,035
	Hanesbrands, Inc.	42	784

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	The Home Depot, Inc.	196	$62,502
	L Brands, Inc.	30	2,162
	Leggett & Platt, Inc.	18	933
	Lennar Corp.	54	5,365
	LKQ Corp.*	60	2,953
	Lowe’s Cos, Inc.	144	27,932
	McDonald’s Corp.	102	23,561
	Newell Brands, Inc.	48	1,319
	O’Reilly Automotive, Inc.*	16	9,059
	Pool Corp.	6	2,752
	PulteGroup, Inc.	42	2,292
	PVH Corp.	12	1,291
	Ralph Lauren Corp.	12	1,414
	Ross Stores, Inc.	72	8,928
	Target Corp.	78	18,856
	The TJX Cos, Inc.	234	15,776
	Tractor Supply Co.	12	2,233
	Ulta Beauty, Inc.	12	4,149
	Whirlpool Corp.	12	2,616
	Yum! Brands, Inc.	48	5,521
			264,449

9.03%	CONSUMER STAPLES
	Altria Group, Inc.	396	18,881
	Campbell Soup Co.	60	2,735
	Church & Dwight Co., Inc.	42	3,579
	The Clorox Co.	24	4,318
	The Coca-Cola Co.	628	33,981
	Colgate-Palmolive Co.	180	14,643
	Conagra Brands, Inc.	78	2,838
	Constellation Brands, Inc.	30	7,017
	Costco Wholesale Corp.	54	21,366
	General Mills, Inc.	114	6,946
	The Hershey Co.	30	5,225

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	The J M Smucker Co.	24	$3,110
	Kellogg Co.	60	3,860
	Kimberly-Clark Corp.	66	8,829
	The Kraft Heinz Co.	204	8,319
	The Kroger Co.	132	5,057
	McCormick & Co., Inc.	36	3,180
	Molson Coors Beverage Co.	24	1,289
	Mondelez International, Inc.	192	11,988
	Monster Beverage Corp.	90	8,222
	Philip Morris International, Inc.*	336	33,301
	The Procter & Gamble Co.	402	54,242
	Tyson Foods, Inc.	66	4,868
	Walgreens Boots Alliance, Inc.	168	8,838
	Walmart, Inc.	498	70,228
			346,860

1.53%	ENERGY
	APA Corp.	48	1,038
	Cabot Oil & Gas Corp.	72	1,257
	Chevron Corp.	210	21,996
	ConocoPhillips	156	9,501
	Devon Energy Corp.	48	1,401
	EOG Resources, Inc.	66	5,507
	Halliburton Co.	108	2,497
	Kinder Morgan, Inc.	234	4,266
	Marathon Oil Corp.	78	1,062
	Occidental Petroleum Corp.	156	4,878
	The Williams Cos., Inc.	204	5,416
			58,819

3.61%	FINANCIALS
	The Allstate Corp.	48	6,261
	American Express Co.	114	18,836
	Ameriprise Financial, Inc.	18	4,480

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	AON PLC	42	$10,028
	Cboe Global Markets, Inc.	18	2,143
	CME Group, Inc.	48	10,209
	Discover Financial Services	42	4,968
	Intercontinental Exchange, Inc.	66	7,834
	Marsh & McLennan Cos, Inc.	72	10,129
	Moody’s Corp.	30	10,871
	MSCI, Inc.	12	6,397
	Nasdaq, Inc.	18	3,164
	The Progressive Corp.	96	9,428
	S&P Global, Inc.	48	19,702
	Synchrony Financial	120	5,822
	T Rowe Price Group, Inc.	42	8,315
			138,587

17.20%	HEALTHCARE
	Abbott Laboratories	228	26,432
	AbbVie, Inc.	370	41,677
	Agilent Technologies, Inc.	42	6,208
	Alexion Pharmaceuticals, Inc.*	42	7,716
	Align Technology, Inc.*	6	3,666
	AmerisourceBergen Corp.	42	4,809
	Amgen, Inc.	126	30,712
	Anthem, Inc.	30	11,454
	Biogen, Inc.*	36	12,466
	Bio-Rad Laboratories, Inc.*	6	3,866
	Bristol-Myers Squibb Co.	372	24,857
	Cardinal Health, Inc.	66	3,768
	Cerner Corp.	54	4,221
	Cigna Corp.	60	14,224
	CVS Health Corp.	256	21,361
	DaVita, Inc.*	24	2,890
	Edwards Lifesciences Corp.*	90	9,321
	Eli Lilly & Co.	174	39,936

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Gilead Sciences, Inc.	192	$13,221
	HCA Healthcare, Inc.	72	14,885
	Henry Schein, Inc.*	24	1,781
	Hologic, Inc.*	54	3,603
	Humana, Inc.	18	7,969
	IDEXX Laboratories, Inc.*	12	7,579
	Incyte Corp.*	30	2,524
	IQVIA Holdings, Inc.*	30	7,270
	Johnson & Johnson	462	76,110
	Laboratory Corp of America Holdings*	18	4,965
	McKesson Corp.	36	6,885
	Medtronic PLC	204	25,322
	Merck & Co., Inc.	456	35,463
	Mettler-Toledo International, Inc.*	6	8,312
	Organon & Co.	45	1,362
	PerkinElmer, Inc.	18	2,779
	Pfizer, Inc.	1,164	45,582
	Quest Diagnostics, Inc.	30	3,959
	Regeneron Pharmaceuticals, Inc.*	24	13,405
	ResMed, Inc.	18	4,437
	Teleflex, Inc.	6	2,411
	Thermo Fisher Scientific, Inc.	58	29,259
	UnitedHealth Group, Inc.	118	47,252
	Universal Health Services, Inc.	12	1,757
	Vertex Pharmaceuticals, Inc.*	36	7,259
	Waters Corp.*	12	4,147
	Zoetis, Inc.	60	11,182
			660,264

8.23%	INDUSTRIALS
	3M Co.	102	20,260
	A O Smith Corp.	24	1,729
	Allegion PLC	18	2,507
	Ametek, Inc.	36	4,806

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Security Description	Number of Shares	Fair Value
Carrier Global Corp.	120	$5,832
CH Robinson Worldwide, Inc.	30	2,810
Cintas Corp.	12	4,584
Copart, Inc.*	36	4,746
CSX Corp.	378	12,126
Cummins, Inc.	18	4,389
Dover Corp.	18	2,711
Eaton Corp PLC.	54	8,002
Equifax, Inc.	12	2,874
Expeditors International of Washington, Inc.	24	3,038
Fastenal Co.	78	4,056
Fortive Corp.	48	3,348
Fortune Brands Home & Security	18	1,793
Generac Holdings, Inc.	6	2,491
General Dynamics Corp.	42	7,907
Honeywell International, Inc.	78	17,109
Huntington Ingalls Industries	6	1,264
HIS Markit Ltd.	72	8,112
Illinois Tool Works, Inc.	48	10,731
Ingersoll Rand, Inc.*	54	2,636
JB Hunt Transport Services Inc.	18	2,933
Johnson Controls International	84	5,765
Kansas City Southern	12	3,400
L3Harris Technologies, Inc.	42	9,078
Leidos Holdings, Inc.	18	1,820
Lockheed Martin Corp.	60	22,701
Masco Corp.	60	3,535
Nielsen Holdings PLC	66	1,628
Norfolk Southern Corp.	42	11,147
Northrop Grumman Corp.	24	8,722
Otis Worldwide Corp.	78	6,378
Pentair PLC	30	2,025
Quanta Services, Inc.	24	2,174
Raytheon Technologies Corp.	168	14,332

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Robert Half International, Inc.	18	$1,601
	Rockwell Automation, Inc.	18	5,148
	Roper Technologies, Inc.	12	5,642
	Snap-on, Inc.	6	1,341
	Stanley Black & Decker, Inc.	18	3,690
	Union Pacific Corp.	120	26,392
	United Parcel Service, Inc.	108	22,461
	United Rentals, Inc.*	12	3,828
	Verisk Analytics, Inc.	30	5,242
	Westinghouse Air Brake Technologies Corp.	30	2,469
	WW Grainger, Inc.	6	2,628
			315,941

16.68%	INFORMATION TECHNOLOGY
	Amphenol Corp.	72	4,925
	Analog Devices, Inc.	54	9,297
	Apple, Inc.	2,220	304,051
	Applied Materials, Inc.	120	17,088
	Arista Networks, Inc*	6	2,174
	Broadcom, Inc.	60	28,610
	CDW Corporation of Delaware	24	4,192
	Cisco Systems, Inc.	838	44,414
	Corning, Inc.	102	4,172
	F5 Networks, Inc.*	6	1,120
	HP, Inc.	282	8,514
	Intel Corp.	948	53,221
	Juniper Networks, Inc.	48	1,313
	Keysight Technologies, Inc.	24	3,706
	KLA Corp.	24	7,781
	Lam Research Corp.	18	11,713
	Maxim Integrated Products, Inc.	42	4,425
	Microchip Technology, Inc.	48	7,187
	Micron Technology, Inc.	120	10,198

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	Motorola Solutions, Inc.	30	$6,505
	NetApp, Inc.	42	3,436
	NXP Semiconductors NV	48	9,875
	Qualcomm, Inc.	186	26,585
	Seagate Technology Holdings PLC	42	3,693
	Skyworks Solutions, Inc.	24	4,602
	TE Connectivity, Ltd.	42	5,679
	Teradyne, Inc.	24	3,215
	Texas Instruments, Inc.	174	33,460
	Trimble, Inc.*	42	3,437
	Western Digital Corp.	36	2,562
	Xilinx, Inc.	42	6,075
	Zebra Technologies Corp.*	6	3,177
			640,402

1.62%	MATERIALS
	Amcor PLC	210	2,407
	Avery Dennison Corp.	12	2,523
	Ball Corp.	42	3,403
	Celanese Corp.	24	3,638
	CF Industries Holdings, Inc.	30	1,543
	Eastman Chemical Co.	18	2,101
	FMC Corp.	18	1,948
	Freeport-McMoRan Inc.	150	5,567
	International Paper Co.	78	4,782
	LyondellBasell Industries	42	4,321
	Martin Marietta Materials, Inc.	6	2,111
	Newmont Corp.	126	7,986
	Packaging Corporation of America	12	1,625
	Sealed Air Corp.	24	1,422
	The Sherwin-Williams Co.	54	14,712
	Westrock Co.	36	1,916
			62,005

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
1.34%	REAL ESTATE
	American Tower Corp.*	60	$16,208
	CBRE Group, Inc.	54	4,630
	Equity Residential	60	4,620
	Iron Mountain, Inc.	54	2,285
	Kimco Realty Corp.	54	1,126
	Public Storage	18	5,413
	Simon Property Group, Inc.	42	5,480
	Ventas, Inc.	60	3,426
	Welltower, Inc.	54	4,487
	Weyerhaeuser Co.	108	3,717
			51,392

17.59%	SOFTWARE & SERVICES
	Accenture PLC	114	33,606
	Adobe, Inc.	78	45,680
	Akamai Technologies, Inc.*	18	2,099
	Automatic Data Processing, Inc	84	16,684
	Citrix Systems, Inc.	18	2,111
	Cognizant Technology Solutions	96	6,649
	Fidelity National Information	120	17,000
	Fiserv, Inc.*	150	16,033
	FleetCor Technologies, Inc.*	18	4,609
	Fortinet, Inc.*	24	5,716
	Gartner, Inc.	18	4,360
	Global Payments, Inc.	54	10,127
	Jack Henry & Associates, Inc.	12	1,962
	Mastercard, Inc.	162	59,145
	Microsoft Corp.	1,182	320,204
	NortonLifeLock, Inc.	114	3,103
	Oracle Corp.	540	42,034
	Paychex, Inc.	60	6,438
	VeriSign, Inc.	24	5,465

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	Visa, Inc.	300	$70,146
	The Western Union Co.	90	2,067
			675,238

0.61%	UTILITIES
	The ES Corp.	90	2,346
	CenterPoint Energy, Inc.	102	2,501
	Dominion Energy, Inc.	102	7,504
	Edison International	48	2,776
	NRG Energy, Inc.	30	1,209
	Sempra Energy	54	7,154
			23,490

99.73%	TOTAL COMMON STOCKS
	(Cost: $ 3,731,901)		3,828,527

99.73%	TOTAL INVESTMENTS
	(Cost: $ 3,731,901)		3,828,527
0.27%	Assets in excess of liabilities		10,446
100.00%	NET ASSETS		$3,838,973

*Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Statement of Assets and LiabilitiesJune 30, 2021 (unaudited)

ASSETS
Investments at fair value (identified cost of $ 3,731,901 ) (Note 1)	$3,828,527
Cash	9,493
Dividends and interest receivable	2,473
TOTAL ASSETS	3,840,493

LIABILITIES
Accrued advisory fees	1,520
TOTAL LIABILITIES	1,520
NET ASSETS	$3,838,973

Net Assets Consist of:
Paid-in capital	$3,735,631
Distributable earnings	103,342
Net Assets	$3,838,973

NET ASSET VALUE PER SHARE
Net Assets	$3,838,973
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	150,000
Net Asset Value and Offering Price Per Share	$25.59

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Statement of OperationsApril 29, 2021* through June 30, 2021 (unaudited)

INVESTMENT INCOME
Dividend	$9,395
Total investment income	9,395

EXPENSES
Investment management fees (Note 2)	2,706
Total expenses	2,706
Net investment income (loss)	6,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	27
Net increase (decrease) in unrealized appreciation (depreciation) of investments	96,626
Net realized and unrealized gain (loss) on investments	96,653
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$103,342

*Commencement of Operations

Applied Finance Valuation Large Cap ETF

Statement of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

April 29, 2021* through June 30, 2021 (unaudited)
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$6,689
Net realized gain (loss) on investments	27
Net increase (decrease) in unrealized appreciation (depreciation) of investments	96,626
Increase (decrease) in net assets from operations	103,342

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	2,485,631
Distributions reinvested	—
Shares redeemed	—
Increase (decrease) in net assets from capital stock transactions	2,485,631

NET ASSETS
Increase (decrease) during period	2,588,973
Beginning of period	1,250,000
End of period	$3,838,973

*Commencement of Operations

Applied Finance Valuation Large Cap ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

April 29, 2021** through June 30, 2021 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.05
Net realized and unrealized gain (loss) on investments	0.54
Total from investment activities	0.59
Net asset value, end of period	$25.59
Total Return*	2.36%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	0.49%
Net investment income (loss)	1.21%
Portfolio turnover rate***	—
Net assets, end of period (000’s)	$3,839

(1)   Per share amounts calculated using the average shares outstanding during the period.

*   Total return is for the period indicated and has not been annualized because the period shown is less than one year.

**  Commencement of Operations

***Portfolio turnover rate is for the period April 29, 2021 through June 30, 2021 and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized because the period shown is less than one year.

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Notes to Financial StatementsJune 30, 2021 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 29, 2021.

The Fund’s objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board of Trustees of the Trust (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

SEMI-ANNUAL REPORT

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,828,527	$—	$—	$3,828,527
	$3,828,527	$—	$—	$3,828,527

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period April 29, 2021 to June 30, 2021. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period April 29, 2021 to June 30, 2021.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

SEMI-ANNUAL REPORT

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended June 30, 2021, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $750. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $750.

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Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value
Applied Finance Valuation Large Cap ETF	25,000	$750	$639,750

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

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NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Adviser: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Fund, assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.49%.

The Advisor has retained Toroso Asset Management (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.0350% on the first $500 million in net assets; 0.0325% on the next $500 million in net assets; and 0.0300% on any net assets in excess of $1 billion (subject to a minimum of $25,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor.

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Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Officers and/or directors of CFS, and Mr. Lively receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement.

Custodian

Citibank, N.A. serves as the Fund's Custodian pursuant to a Custodial and Agency Services Agreement.

Distributor

Foreside Fund Services LLC, serves as the Fund’s principal underwriter pursuant to an ETF Distribution Services Agreement.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended June 30, 2021 were as follows:

Purchases	Sales	Realized Gain
$—	$9,593	$27

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended June 30, 2021 were as follows:

Purchases	Sales	Realized Gain
$3,741,467	$—	$—

NOTE 4 –

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

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Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

There were no distributions during the period ended June 30, 2021.

As of June 30, 2021, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$6,689
Accumulated net realized gain (loss) on investments	27
Net unrealized appreciation (depreciation) on investments	96,626
$103,342

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$3,731,901	$144,687	$48,061	$96,626

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem its shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names

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Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended June 30, 2021 (unaudited)
Shares sold	100,000
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	100,000

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 7 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund. Investments in equity securities may be more volatile than investments in other asset classes.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period. The Fund’s investments may decline in value due to factors affecting

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SEMI-ANNUAL REPORT

individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, many asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. A reduction in a country’s growth rate could have an adverse effect on the prices of the various stocks held by the Fund.

Management Risk. The strategies used by the Advisor may fail to produce the intended result. The Fund will be actively managed and could experience losses (realized and unrealized) if the Advisor’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that the investment strategies or the Advisor’s actions as it relates to investment decisions for the Fund will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the Fund’s investment strategies and therefore adversely affect the ability of the Fund to achieve its investment objective.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small cap companies to adapt to changing market conditions. During different market cycles, the performance of large cap companies has trailed the overall performance of the broader securities markets.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the portfolio assets. If the Advisor’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated. Additionally, the Advisor may not implement the investment strategy successfully and the Fund may fail to attract sufficient assets to realize economies of scale.

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Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

•Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

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SEMI-ANNUAL REPORT

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on the Exchange, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares of the Fund will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in NAV and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of the Fund may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. While mid and small capitalization companies may offer substantial opportunities for capital growth, they also may involve more risks than larger capitalization companies. Historically, mid and small capitalization company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid and small capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid and small capitalization companies to changing economic conditions. In addition, mid and small capitalization companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, mid and small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares. If the Fund does not grow its assets to a viable level it may be difficult for the Advisor to implement the Fund’s investment strategies and achieve the desired portfolio diversification. This could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

New Advisor Risk. The Advisor has not previously managed an ETF but the Advisor has extensive experience managing other registered investment companies. The Fund’s Sub-Advisor has extensive experience managing ETFs.

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SEMI-ANNUAL REPORT

Other Risks for the Fund

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor and/or the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and their shareholders. While the Fund have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invest.

Health Crisis Risk. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus, was first detected in China in December 2019 and spread globally. As of the date of this prospectus, this outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, disruptions in markets, lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. These types of market disruptions may adversely impact the Fund’s investments, including impairing hedging activity to the extent the Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent the Fund invests in short-term instruments that have negative yields, the Fund’s value may be impaired as a result. Any suspension of trading in markets in which the Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in those markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be determined with any certainty.

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Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

In the past, governmental and quasigovernmental authorities and regulators throughout the world have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Fund’s investments.

The outbreak could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt the ability of employees of the Fund’s service providers to perform critical tasks relating to the Fund. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises may exacerbate other pre-existing political, social, and economic risks in certain countries or globally.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-833-356-0909 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-833-356-0909 or on the SEC’s website at www.sec.gov.

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

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ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Approval of the Investment Advisory and Sub-Advisory Agreement

At a meeting held on March 9, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of a proposed Investment Advisory Agreement (the “AF Advisory Agreement”) between Applied Finance Advisors, LLC (“Applied Finance”) and the Trust and the proposed Investment Sub-Advisory Agreement (the “AF Sub-Advisory Agreement”) between Applied Finance and Toroso Asset Management (“Toroso”), each with respect to the Applied Finance Valuation Large Cap ETF (the “Applied Finance ETF”). The Board reflected on its discussions with the representatives from Applied Finance and Toroso earlier in the Meeting regarding the manner in which the Applied Finance ETF is to be managed and the roles and responsibilities of Applied Finance and Toroso under the AF Advisory Agreement and the AF Sub-Advisory Agreement (collectively, the “AF Advisory Agreements”).

Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board when considering the approval of the AF Advisory Agreements. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Counsel also reviewed with the Board the responses of Applied Finance and Toroso to requests for information from Counsel on behalf of the Board and noted that the responses included a copy of financial information for Applied Finance, an expense comparison analysis for the Applied Finance ETF and comparable ETFs, and the AF Advisory Agreements. The Trustees discussed the types of information and

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ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

factors that should be considered by the Board in order to make an informed decision approval of the AF Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Applied Finance and Toroso; (ii) the investment performance of Applied Finance; (iii) the costs of the services to be provided and profits to be realized by Applied Finance and Toroso from the relationship with the Applied Finance ETF; (iv) the extent to which economies of scale would be realized if the Applied Finance ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the AF Advisory Agreements, including: (i) information regarding the services and support to be provided by Applied Finance and Toroso to the Applied Finance ETF and its shareholders; (ii) presentations by management of Applied Finance and Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Applied Finance ETF; (iii) information pertaining to the compliance structure of Applied Finance and Toroso; (iv) disclosure information contained in the Applied Finance ETF’s registration statement and Applied Finance’s Form ADV and/or the policies and procedures of Applied Finance and Toroso; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the AF Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance and Toroso, including financial information, personnel and the services to be provided by Applied Finance and Toroso to the Applied Finance ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Applied Finance ETF and comparative expense and performance information for other ETFs with strategies similar to the Applied Finance ETF prepared by an independent third party; (iii) the anticipated effect of size on the Applied Finance ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Applied Finance and Toroso from their relationship with the Applied Finance ETF. It was noted that Applied Finance is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the AF Advisory Agreements.

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ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration of whether to approve the AF Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the AF Advisory Agreements, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by Applied Finance and Toroso.

In this regard, the Board considered the responsibilities of Applied Finance and Toroso under their respective AF Advisory Agreements. The Board reviewed the services to be provided by each of Applied Finance and Toroso to the Applied Finance ETF, including, without limitation, Applied Finance’s process for formulating investment recommendations and the processes of both Applied Finance and Toroso for assuring compliance with the Applied Finance ETF’s investment objectives and limitations; Toroso’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Applied Finance for the Applied Finance ETF among the service providers; and the anticipated efforts of Applied Finance to promote the Applied Finance ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Applied Finance and Toroso; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by Applied Finance in supervising Toroso as a sub-adviser to the Applied Finance ETF and the relationship between and Applied Finance and Toroso. After reviewing the foregoing and further information from Applied Finance and Toroso, the Board concluded that the quality, extent, and nature of the services to be provided by Applied Finance and Toroso was satisfactory and adequate for the Applied Finance ETF.

2.Investment performance of Applied Finance.

The Board noted that the Applied Finance ETF had not yet commenced operations. The Trustees considered that Applied Finance does not have any clients other than the Applied Finance ETF and three mutual funds in the World Funds Trust for which three of the Trust’s independent trustees also serve as independent trustees (the “Applied Finance Funds”). As such, no performance as to separate accounts comparable to the Applied Finance ETF existed. The Trustees noted that the Applied Finance ETF’s portfolio managers each have over 25 years of capital market experience. The Trustees also noted that an analysis of likely peer funds compiled by an independent third party was presented.

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ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

3.The costs of services to be provided and profits to be realized by Applied Finance and Toroso from the relationship with the Applied Finance ETF.

In this regard, the Board considered the financial condition of Applied Finance and the level of commitment to the Applied Finance ETF by Applied Finance and its principals. The Board also considered the projected assets and proposed expenses of the Applied Finance ETF, including the nature and frequency of advisory payments. The Board noted the information on projected profitability provided by Applied Finance and Toroso. The Trustees considered the unitary fee structure proposed by Applied Finance. The Board compared the proposed unitary fee of the Applied Finance ETF to the fees of a peer group of other exchange-traded funds (“ETFs”) selected by Broadridge using Morningstar data as being comparable to the Applied Finance ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors (“Peer Group”). The Trustees noted that the Applied Finance ETF’s projected gross and net expense ratio and gross and net advisory fee were each less than the median of the Peer Group and the Peer Group’s Morningstar category. The Trustees acknowledged that the investment strategies of one of the Applied Finance Funds, the Applied Finance Core Fund, and the Applied Finance ETF are similar on a high level reading of each fund’s prospectus but noted Applied Finance’s representations that the investment advisory fee structure of each fund is different for numerous reasons. It was noted that the basic nature and management of the Applied Finance ETF and the Applied Finance Core Fund are completely different in that the Applied Finance ETF publishes a portfolio basket of securities that are then accumulated by authorized participants and exchanged for shares of the Applied Finance ETF, and that this portfolio basket is rebalanced by Applied Finance at regular, set intervals. Whereas the portfolio of the Applied Finance Core Fund is actively managed and trading decisions, and the execution of those decisions, is managed by Applied Finance every day. Further, the Trustees noted Applied Finance’s representations that the Applied Finance Core Fund and the Applied Finance ETF will have different portfolio compositions, both in substance and in number of securities. Accordingly, the Trustees considered that the advisory fees payable by the Applied Finance Core Fund and the Applied Finance ETF differ because of the fundamental differences in Applied Finance’s responsibilities to each. The Board also considered that Toroso represented that its proposed fee for sub-advising the Applied Finance ETF is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability and fees to be paid to Applied Finance (who in turn would pay Toroso) were within an acceptable range in light of the services to be rendered by Applied Finance and Toroso.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

4.The extent to which economies of scale would be realized as the Applied Finance ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance ETF’s investors.

The Trustees considered that it was not anticipated that the Applied Finance ETF would be of sufficient size to achieve economies of scale in the first few years of operations. They noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Applied Finance ETF; the basis of decisions to buy or sell securities for the Applied Finance ETF; the substance and administration of the Code of Ethics and other relevant policies of Applied Finance and Toroso. The Board noted that Applied Finance and Toroso have each represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the Fund. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that it manages the Applied Finance Funds. It was noted that Applied Finance represented that the Applied Finance Funds may invest in the Applied Finance ETF from time to time for the same reasons they would invest in other non-affiliated mutual funds or ETFs and that Applied Finance does not believe such investments will raise issues of conflict or duplicative services. The Board also considered potential benefits for Applied Finance and Toroso in managing the Applied Finance ETF. Following further consideration and discussion, the Board indicated that the standards and practices of Applied Finance and Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Applied Finance and Toroso from managing the Applied Finance ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the AF Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the AF Advisory Agreements were each approved for an initial two-year term.

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 29, 2021 and held for the period ended June 30, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/29/21*	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period Ended** 6/30/21
Applied Finance Valuation Large Cap ETF	$1,000.00	$1,023.60	0.49%	$2.46
Hypothetical***	$1,000.00	$1,022.55	0.49%	$2.46

*Inception Date

**Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

***5% return before expenses

Investment Advisor:

Applied Finance Advisors, LLC
17806 IH 10, Suite 300
San Antonio, TX 78257

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Transfer Agent, Fund Accountant and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 3, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 3, 2021

* Print the name and title of each signing officer under his or her signature.